FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Derivative Fair value by maturity schedule (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments and Risks
Derivative fair value asset (liability), net	R$ (6,775,980)	R$ (1,818,941)
Later than one year and not later than two years
Financial Instruments and Risks
Derivative fair value asset (liability), net	(1,507,075)	(633,644)
Later than two years and not later than three years
Financial Instruments and Risks
Derivative fair value asset (liability), net	(918,030)	98,850
Later than three years and not later than four years
Financial Instruments and Risks
Derivative fair value asset (liability), net	(433,195)	(154,734)
Later than four years and not later than five years
Financial Instruments and Risks
Derivative fair value asset (liability), net	(705,859)	185,209
Later than five years and not later than six years
Financial Instruments and Risks
Derivative fair value asset (liability), net	(1,684,124)	(197,718)
Later than six years and not later than seven years
Financial Instruments and Risks
Derivative fair value asset (liability), net		(606,827)
Later than six years
Financial Instruments and Risks
Derivative fair value asset (liability), net	R$ (1,527,697)
Later than seven years
Financial Instruments and Risks
Derivative fair value asset (liability), net		R$ (510,077)